EQUITY (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 4,272,403
Unrelated Third Party [Member]
Stock Repurchased During Period, Shares	9,125,500
Stock Repurchased During Period, Value (in Dollars)	9,126
Officer and Employee [Member]
Stock Issued During Period, Shares, Issued for Services	210,000
Equity Issuance, Per Share Amount (in Dollars per share)	$ 0.02
Private Investors [Member]
Stock Issued During Period, Shares, Issued for Cash	1,000,000
Stock Issued During Period, Value, Issued for Cash (in Dollars)	51,250
Officers, Directors and Private Investors [Member]
Stock Issued During Period, Shares, Issued for Cash	8,367,850
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 173,902
Directors and Private Investors [Member]
Stock Issued During Period, Shares, Issued for Cash	5,531,798
Shares Purchased by Director in Private Placement [Member]
Stock Issued During Period, Shares, Issued for Cash	250,000
Consultant Services [Member]
Stock Issued During Period, Shares, Issued for Services	105,000